Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

7. Intangible Assets

Intangible assets consist of the following:

	March 31, 2020			December 31, 2019
	Cost	Accumulated depreciation	Net book value	Net book value

Betting platform software	$5,689,965	$732,153	4,957,812	$5,052,645
Licenses	10,692,060	790,731	9,901,329	9,929,495
Location contracts	1,000,000	804,402	195,598	231,312
Customer relationships	870,927	316,343	554,584	569,700
Trademarks	116,064	44,340	71,724	73,875
Websites	40,000	40,000	—	—
	$18,409,016	$2,727,969	15,681,047	$15,857,027

The Company evaluates intangible assets for impairment on an annual basis during the last month of each year and at an interim date if indications of impairment exist. Intangible asset impairment is determined by comparing the fair value of the asset to its carrying amount with an impairment being recognized only when the fair value is less than carrying value and the impairment is deemed to be permanent in nature.

The Company recorded $175,748 and $156,144 in amortization expense for finite-lived assets for the three months ended March 31, 2020 and 2019, respectively.

Licenses obtained by the Company in the acquisitions of Multigioco and Rifa include a Gioco a Distanza (“GAD”) online license as well as a Bersani and Monti land-based licenses issued by the Italian gaming regulator to Multigioco and Rifa, respectively, as well as an Austrian Bookmaker License through the acquisition of Ulisse.

7.	Intangible Assets

Intangible assets consist of the following:

	December 31, 2019			December 31, 2018
	Cost	Accumulated depreciation	Net book value	Net book value

Betting platform software	$5,689,965	$(637,320)	$5,052,645	$1,405,134
Licenses	10,694,227	(764,732)	9,929,495	10,037,980
Location contracts	1,000,000	(768,688)	231,312	374,169
Customer relationships	870,927	(301,227)	569,700	630,161
Trademarks	116,175	(42,300)	73,875	75,583
Websites	40,000	(40,000)	—	4,953
	$18,411,294	$(2,554,267)	$15,857,027	$12,527,980

The Company evaluates intangible assets for impairment on an annual basis during the last month of each year and at an interim date if indications of impairment exist. Intangible asset impairment is determined by comparing the fair value of the asset to its carrying amount with an impairment being recognized only when the fair value is less than carrying value and the impairment is deemed to be permanent in nature.

The Company recorded $771,665 and $468,551 in amortization expense for finite-lived assets for the years ended December 31, 2019 and 2018, respectively.

Licenses obtained by the Company in the acquisitions of Multigioco and Rifa include a Gioco a Distanza (“GAD”) online license as well as a Bersani and Monti land-based licenses issued by the Italian gaming regulator to Multigioco and Rifa, respectively, as well as an Austrian Bookmaker License through the acquisition of Ulisse.

The Company believes that the carrying amounts of its intangible assets are recoverable. However, if adverse events were to occur or circumstances were to change indicating that the carrying amount of such assets may not be fully recoverable, the assets would be reviewed for impairment and the assets may be impaired.